Trade and other receivables - Summary Of Trade And Other Receivables Detailed Information (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade And Other Receivables [Line Items]
Processor receivables	€ 46,734	€ 63,495
Trade receivables	28,966	56,346
Inventory	94	40
Other receivables	3,001	3,453
Prepayments	38,005	45,918
Total	€ 116,800	€ 169,252